Fair Value Measurements (Plan's Assets at Fair Value) (Details) - EBP 104 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	$ 388,439,911	$ 358,724,675
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	19,340,445	26,320,216
Mutual Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	356,138,989	320,030,696
Collective Trust Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	12,960,477	12,373,763
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	375,479,434	346,350,912
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	19,340,445	26,320,216
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	356,138,989	320,030,696
Assets Measured At NAV [Member] | Collective Trust Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	$ 12,960,477	$ 12,373,763